Preferred stock (Tables)	12 Months Ended
Mar. 31, 2026
Preferred stock
Class of Stock [Line Items]
Schedule of Stock by Class
The composition of preferred stock at March 31, 2024, 2025 and 2026 is as follows:

	2024		2025		2026
Class of stock	Authorized	Issued	Authorized	Issued	Authorized	Issued

	(number of shares)
Class XIV preferred stock	90,000,000	—	90,000,000	—	90,000,000	—
Class XV preferred stock	90,000,000	—	90,000,000	—	90,000,000	—
Class XVI preferred stock	150,000,000	—	150,000,000	—	150,000,000	—